Risk management (Tables)	6 Months Ended
Jun. 30, 2022
Risk Management
Schedule of statement of financial position

		Statement of Financial Position
				Fair value
	Notional value		Asset Position (Liability)		Maturity
	06.30.2022	12.31.2021	06.30.2022	12.31.2021
Derivatives not designated for hedge accounting
Future contracts - total (*)	(3,884)	(1,308)	39	(1)
Long position/Crude oil and oil products	5,242	1,380	-	-	2022
Short position/Crude oil and oil products	(9,126)	(2,688)	-	-	2022
Swap (**)					−
Long put/ Soybean oil (**)	(13)	(11)	2	-	2022
Options
Long put/ Soybean oil (**)	(25)	−	2	-	2022
Forward contracts
Short position/Foreign currency (BRL/USD) (***)	US$ 64	US$ 15	(3)	-	2022
Short position/Foreign currency (EUR/USD) (***)	EUR 94	-	(1)	−	2022
Swap
Foreign currency / Cross-currency Swap (***)	GBP 583	GBP 583	(31)	23	2026
Foreign currency / Cross-currency Swap (***)	GBP 442	GBP 442	(137)	(50)	2034
Swap - IPCA	R$ 3,008	R$ 3,008	(7)	(1)	2029/2034
Foreign currency / Cross-currency Swap (***)	US$ 729	US$ 729	(102)	(221)	2024/2029
Total recognized in the Statement of Financial Position			(238)	(250)
(*) Notional value in thousands of bbl.
(**) Notional value in thousands of tons.
(***) Amounts in US$, GBP, EUR and R$ are presented in million.

Schedule of Amounts Recognized and Guarantees Given Related to Derivative Financial Instrument

	Gains/ (losses) recognized in the statement of income
	Jan-Jun/2022	Jan-Jun/2021	Apr-Jun/2022	Apr-Jun/2021
Commodity derivatives
Other commodity derivative transactions - 27.2 (a)	(222)	(42)	(169)	(19)
Recognized in Other Income and Expenses	(222)	(42)	(169)	(19)
Currency derivatives
Swap Pounds Sterling x Dollar - 27.3 (b)	(156)	(3)	(126)	(32)
NDF – Pounds Sterling x Dollar - 27.3 (b)	−	9	−	5
Swap CDI x Dollar - 27.3 (b)	147	56	(22)	84
Others	−	1	−	−
	(9)	63	(148)	57
Interest rate derivatives
Swap - CDI X IPCA	(16)	(10)	(15)	18
	(16)	(10)	(15)	18
Cash flow hedge on exports (*)	(2,488)	(2,307)	(1,108)	(1,194)
Recognized in Net finance income (expense)	(2,513)	(2,254)	(1,271)	(1,119)
Total	(2,735)	(2,296)	(1,440)	(1,138)
(*)	As presented in note 27.3

Schedule of Amounts Recognized and Guarantees Given Related to Derivative Financial Instrument of comprehensive income
		Gains/ (losses) recognized in other comprehensive income
		Jan-Jun/2022	Jan-Jun/2021	Apr-Jun/2022	Apr-Jun/2021
Cash flow hedge on exports (*)		7,561	4,758	(5,415)	9,236

(*)	As presented in note 27.3

Schedule of guarantees given as collateral
	Guarantees given as collateral
	06.30.2022	12.31.2021
Commodity derivatives	111	15
Currency derivatives	134	27
Total	245	42

A sensitivity analysis of the derivative financial instruments for the different types of market risks as of June 30, 2022 is set out as follows:

A sensitivity analysis of the derivative financial instruments for the different types of market risks as of June 30, 2022 is set out as follows:

Financial Instruments	Risk	Probable Scenario	Reasonably possible scenario	Remote Scenario
Derivatives not designated for hedge accounting
Future and forward contracts	Crude oil and oil products - price changes	-	(192)	(384)
Future and forward contracts	Soybean oil - price changes	2	7	17
Option	Soybean oil – price changes	2	3	141
Non-deliverable forwards (NDF)	Foreign currency - depreciation BRL x USD	(3)	18	33
		1	(164)	(323)

Schedule of expected reclassifications to the statement of income of cumulative losses

			Present value of hedging instrument notional value at 06.30.2022
Hedging Instrument	Hedged Transactions	Nature of the Risk	Maturity Date	US$ million	R$ million
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	July 2022 to June 2032	64,626	338,509

Changes in the present value of hedging instrument notional value	US$ million	R$ million
Amounts designated as of December 31, 2021	72,640	405,370
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	6,162	32,036
Exports affecting the statement of income	(5,794)	(29,264)
Principal repayments / amortization	(8,382)	(42,533)
Foreign exchange variation	-	(27,100)
Amounts designated as of June 30, 2022	64,626	338,509
Nominal value of hedging instrument (finance debt and lease liability) at June 30, 2022	75,052	393,121

Schedule of cumulative foreign exchange losses recognized

A roll-forward schedule of cumulative foreign exchange losses recognized in other comprehensive income as of June 30, 2022 is set out below:

	Exchange rate variation	Tax effect	Total
Balance at December 31, 2021	(36,621)	12,452	(24,169)
Recognized in Other comprehensive income	5,073	(1,725)	3,348
Reclassified to the statement of income - occurred exports	2,488	(846)	1,642
Balance at June 30, 2022	(29,060)	9,881	(19,179)

	Exchange rate variation	Tax effect	Total
Balance at December 31, 2020	(37,257)	12,667	(24,590)
Recognized in Other comprehensive income	2,451	(833)	1,618
Reclassified to the statement of income - occurred exports	2,307	(784)	1,523
Balance at June 30, 2021	(32,499)	11,050	(21,449)

Schedule of reclassification of cumulative foreign exchange losses recognized

A schedule of expected reclassification of cumulative foreign exchange losses recognized in other comprehensive income to the statement of income as of June 30, 2022 is set out below:

	2022	2023	2024	2025	2026	2027	2028 a 2031	Total
Expected realization	(4,281)	(7,051)	(5,289)	(3,329)	(2,828)	(3,040)	(3,242)	(29,060)

A sensitivity analysis on CDI through a parallel shock keeping all other variables remaining constant, would result in the impacts shown in the following table:

Changes in future interest rate curves (CDI) may have an impact on the Company's results, due to the market value of these swap contracts. The parallel shock was estimated from the average term of swap contracts (25% of the future interest rate). A sensitivity analysis on CDI through a parallel shock keeping all other variables remaining constant, would result in the impacts shown in the following table:

Sensitivity Analysis	Result
Parallel increase of 300 basis points	(29)
Parallel reduction of 300 basis points	48

Schedule of sensitivity analysis for foreign exchange risk on financial instruments

Financial Instruments	Exposure at 06.30.2022	Risk	Probable Scenario (*)	Reasonably possible scenario	Remote Scenario
Assets	4,458		10	1,115	2,229
Liabilities	(86,164)	Dollar/Real	(197)	(21,541)	(43,082)
Exchange rate - Cross currency swap	(574)		(1)	(144)	(287)
Cash flow hedge on exports	64,626		148	16,156	32,313
	(17,654)		(40)	(4,414)	(8,827)
Assets	3	Euro/Real	−	1	2
Liabilities	(128)		(1)	(32)	(64)
	(125)		(1)	(31)	(62)
Assets	936	Euro/Dollar	3	234	468
Liabilities	(1,869)		(6)	(467)	(935)
	(933)		(3)	(233)	(467)
Assets	2	Pound/Real	−	1	1
Liabilities	(20)		−	(5)	(10)
	(18)		−	(4)	(9)
Assets	1,661	Pound/Dollar	5	415	830
Liabilities	(3,267)		(9)	(817)	(1,634)
Derivative - cross currency swap	1,246		4	312	623
	(360)		−	(90)	(181)
Total at June 30, 2022	(19,090)		(44)	(4,772)	(9,546)
(*)	At June 30, 2022, the probable scenario was computed based on the following risks: R$ x U.S. Dollar - a 0.23% depreciation of the Real; Euro x U.S. Dollar: a 0.3% appreciation of the Euro; Pound Sterling x U.S. Dollar: a 0.29% appreciation of the Pound Sterling; Real x Euro: a 0.5% depreciation of the Real; and Real x Pound Sterling - a 0.5% depreciation of the Real. Source: Focus and Thomson Reuters.

Schedule of interest rate risk management

Risk	Probable Scenario (*)	Reasonably possible scenario	Remote Scenario
LIBOR 3M	9	11	12
LIBOR 6M	529	603	677
CDI	138	173	207
TJLP	69	87	104
IPCA	89	111	133
	834	985	1,133
(*)	The probable scenario was calculated considering the quotations of currencies and floating rates to which the debts are indexed.